Remuneration System for the Management Board and Employees of the Group (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Parameters of Share Based Compensation Program
The parameters and fair value of each program are listed in the table below.

	April 2017 Stock Option Plan	April 2018 Stock Option Plan	April 2019 Stock Option Plan	October 2019 Stock Option Plan	April 2020 Stock Option Plan
Share Price on Grant Date in €	55.07	81.05	85.00	98.10	94.90
Exercise Price in €	55.52	81.04	87.86	106.16	93.66
Expected Volatility of the MorphoSys share in %	37.49	35.95	37.76	38.02	39.86
Expected Volatility of the Nasdaq Biotech Index in %	25.07	25.10	18.61	18.17	25.32
Expected Volatility of the TecDAX Index in %	16.94	17.73	26.46	24.82	20.48
Performance Term of Program in Years	4.0	4.0	4.0	4.0	4.0
Dividend Yield in %	n/a	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	between 0.03 and 0.23	between 0.02 and 0.15	between 0.02 and 0.13	between 0.0 and 0.02	between -0.55 and -0.83
Fair Value on Grant Date in €	21.41	30.43	31.81	35.04	38.20

Summary of Development of Convertible Bond Plans for Group Employees
The table below shows the development of the convertible bond programs in the financial year 2020.

Convertible Bonds
Outstanding on January 1, 2020	24,647
Granted	0
Exercised	(24,647)
Forfeited	0
Expired	0
Outstanding on December 31, 2020	0

Summary of Expected Volatility Based on Development of Share Volatility of Last Four Years
The parameters and the fair value of each program are listed in the table below.

	April 2017 Long-Term Incentive Program	April 2018 Long-Term Incentive Program	April 2019 Long-Term Incentive Program
Share Price on Grant Date in €	55.07	81.05	85.00
Exercise Price in €	n/a	n/a	n/a
Expected Volatility of the MorphoSys share in %	37.49	35.95	37.76
Expected Volatility of the Nasdaq Biotech Index in %	25.07	25.10	18.61
Expected Volatility of the TecDAX Index in %	16.94	17.73	26.46
Performance Term of Program in Years	4.0	4.0	4.0
Dividend Yield in %	n/a	n/a	n/a
Risk-free Interest Rate in %	between 0.03 and 0.23	between 0.02 and 0.15	between 0.02 and 0.13
Fair Value on Grant Date in €	70.52	103.58	106.85

Summary of Shares, Stock Options, Convertible Bonds and Performance Shares Held by Members of Management Board and Supervisory Board

SHARES
	01/01/2020	Additions	Sales	12/31/2020
Management Board
Jean-Paul Kress, M.D.	0	0	0	0
Malte Peters, M.D.	3,313	0	0	3,313
Roland Wandeler, Ph.D. 1	-	0	0	0
Jens Holstein 2	19,517	13,677	9,000	-
Markus Enzelberger, Ph.D. 3	1,676	0	0	-

Total	24,506	13,677	9,000	3,313

Supervisory Board
Dr. Marc Cluzel	750	0	0	750
Michael Brosnan	0	0	0	0
Sharon Curran	0	0	0	0
Dr. George Golumbeski	0	0	0	0
Wendy Johnson	500	0	0	500
Krisja Vermeylen	350	0	0	350
Dr. Frank Morich 4	1,000	0	0	-

Total	2,600	0	0	1,600

STOCK OPTIONS
	01/01/2020	Additions	Forfeitures	Exercises	12/31/2020
Management Board
Jean-Paul Kress, M.D.	57,078	24,911	0	0	81,989
Malte Peters, M.D.	21,609	11,501	0	0	33,110
Roland Wandeler, Ph.D. 1	-	0	0	0	0
Jens Holstein 2	21,609	11,501	0	0	-
Markus Enzelberger, Ph.D. 3	18,678	0	0	0	-

Total	118,974	47,913	0	0	115,099

PERFORMANCE SHARES
	01/01/2020	Additions	Adjustment due to performance criteria 5	Forfeitures	Allocations 6	12/31/2020
Management Board
Jean-Paul Kress, M.D.	0	0	0	0	0	0
Malte Peters, M.D.	7,197	0	1,850	0	0	9,047
Roland Wandeler, Ph.D. 1	-	0	0	0	0	0
Jens Holstein 2	12,693	0	10,031	0	13,677	-
Markus Enzelberger, Ph.D. 3	7,259	0	0	0	0	-

Total	27,149	0	11,881	0	13,677	9,047

1	Roland Wandeler, Ph.D., joined the Management Board of MorphoSys AG effective May 5, 2020.
2
Jens Holstein resigned as a member of the Management Board with effect from the end of November 13, 2020. Changes in the number of shares after his departure from the Management Board are not presented.

Summary of Management Board Remuneration
Whereas the management report presents the remuneration of the Management Board and Supervisory Boards as members in key management positions in accordance with the provisions of the German Corporate Governance Code, the following tables show the expense-based view in accordance with IAS 24.

MANAGEMENT BOARD REMUNERATION FOR THE YEARS 2020 AND 2019 (IAS 24):

	Dr. Jean-Paul Kress Chief Executive Officer		Dr. Malte Peters Chief Research and Development Officer		Dr. Roland Wandeler Chief Operating Officer
					Appointment: May 5, 2020
	2019	2020	2019	2020	2019	2020
Fixed Compensation	233,333	723,333	413,712	480,544	-	312,993
Fringe Benefits	93,551	216,281	32,892	31,453	-	487,025
One -Year Variable Compensation	196,000	995,307	347,518	578,575	-	384,681
One-Time Bonus	1,000,000	0	500,000	0	-	0

Total Short-Term Employee Benefits (IAS 24.17 (a))	1,522,884	1,934,921	1,294,122	1,090,572	-	1,184,699

Service Cost	44,965	120,311	77,787	85,027	-	2,776

Total Benefit Expenses – Post-Employment Benefits (IAS 24.17 (b))	44,965	120,311	77,787	85,027	-	2,776

Termination Benefits	0	0	0	0	-	0
Total Termination Benefits (IAS 24.17 (d))	0	0	0	0	-	0

Multi-Year Variable Compensation 1:					-
2015 Long-Term Incentive Program (Vesting Period 4 Years)	0	0	0	0	-	0
2016 Long-Term Incentive Program (Vesting Period 4 Years)	0	0	0	0	-	0
2017 Long-Term Incentive Program (Vesting Period 4 Years)	0	0	34,457	13,580	-	0
2018 Long-Term Incentive Program (Vesting Period 4 Years)	0	0	66,087	30,900	-	0
2019 Long-Term Incentive Program (Vesting Period 4 Years)	0	0	97,952	61,757	-	0
2017 Stock Option Plan (Vesting Period 4 Years)	0	0	26,906	10,604	-	0
2018 Stock Option Plan (Vesting Period 4 Years)	0	0	64,642	30,224	-	0
2019 Stock Option Plan (Vesting Period 4 Years)	422,919	888,377	97,978	62,121	-	0
2020 Stock Option Plan (Vesting Period 4 Years)	0	454,720	0	209,937	-	0
Performance Share Unit Programm aus 2020 (Laufzeit 4 Jahre)	0	209,562	0	96,734	-	249,820

Total Share-Based Payment (IAS 24.17 (e))	422,919	1,552,659	388,022	515,857	-	249,820

Total Compensation	1,990,768	3,607,891	1,759,931	1,691,456	-	1,437,295

Jens Holstein 2 Chief Financial Officer		Dr. Markus Enzelberger 3 Chief Scientific Officer		Dr. Simon Moroney Chief Executive Officer		Total
Resignation: November 13, 2020		Resignation: February 29, 2020		Resignation: August 31, 2019
2020	2020	2019	2020	2019	2020	2019	2020
418,324	408,947	334,152	56,784	372,154	-	1,771,675	1,982,601
44,090	42,325	31,365	0	28,304	-	230,202	777,084
351,392	519,783	280,688	0	328,859	-	1,504,457	2,478,346
500,000	0	200,000	0	0	-	2,200,000	0

1,313,806	971,055	846,205	56,784	729,317	-	5,706,334	5,238,031

114,224	107,038	69,805	5,902	107,263	-	414,044	321,054

114,224	107,038	69,805	5,902	107,263	-	414,044	321,054

0	2,443,409	104,483	0	1,086,602	-	1,191,085	2,443,409
0	2,443,409	104,483	0	1,086,602	-	1,191,085	2,443,409

1,180	0	0	0	1,723	-	2,903	0
22,320	1,470	0	0	36,266	-	58,586	1,470
34,457	14,458	23,301	8,117	74,654	-	166,869	36,155
66,087	43,858	74,512	35,356	167,489	-	374,175	110,114
97,952	123,188	123,292	91,855	336,791	-	655,987	276,800
26,906	11,290	18,199	6,339	58,298	-	130,309	28,233
64,642	42,899	72,888	34,584	163,791	-	365,963	107,707
97,978	123,150	123,284	91,851	336,772	-	1,078,931	1,165,499
0	439,338	0	0	0	-	0	1,103,995
0	202,436	0	0	0	-	0	758,552

411,522	1,002,087	435,476	268,102	1,175,784	-	2,833,723	1,725,978

1,839,552	4,523,589	1,455,969	330,788	3,098,966	-	10,145,186	9,728,472

1
The fair value was determined pursuant to the regulations of IFRS 2 “share-based payment”. This table shows the pro rata share of personnel expenses resulting from share-based payment for the respective financial year. Further details can be found in Sections 8.1, 8.2 and 8.3.

2
Jens Holstein has resigned as a member of the Executive Board with effect from the end of November 13, 2020. Dr. Markus Enzelberger resigned as a member of the Management Board with effect from the end of February 29, 2020. Dr. Simon Moroney resigned from the management board and his function as Chief Executive Officer as of August 31, 2019. Due to their many years of service for the Company, the Supervisory Board resoveld that Jens Holstein, Dr. Markus Enzelberger and Dr. Simon Moroney will be entitled not only to a pro-rated
share but to the entire long-term share-based compensation components granted (stock options and performance shares) – provided that all other conditions of the plans are fulfilled..

3	In 2020, fringe benefits also include the signing bonus granted to Dr. Roland Wandeler

Summary of Supervisory Board Remuneration
SUPERVISORY BOARD REMUNERATION FOR THE YEARS 2020 AND 2019:

	Fixed Compensation		Attendance Fees 1		Total Compensation
in €	2020	2019	2020	2019	2020	2019
Dr. Marc Cluzel	104,210	104,210	56,400	44,400	160,610	148,610
Michael Brosnan	57,284	51,284	28,400	34,000	85,684	85,284
Sharon Curran	45,284	27,791	30,000	11,600	75,284	39,391
Dr. George Golumbeski	65,345	51,284	30,800	31,600	96,145	82,884
Wendy Johnson	49,579	47,618	39,200	35,600	88,779	83,218
Krisja Vermeylen	57,284	57,284	38,400	32,400	95,684	89,684
Dr. Frank Morich 2	19,766	70,926	12,800	33,600	32,566	104,526

Total	398,752	410,397	236,000	223,200	634,752	633,597

1	The attendance fee contains expense allowances for the attendance at the Supervisory Board and the Committee meetings.
2	Dr. Frank Morich resigned as a member of the Supervisory Board with effect from the end of April 11, 2020.

Summary Of Remuneration To Key Managerial Personnel
The total compensation for key management personnel in 2020 and 2019 was as follows.

in 000’ €	2020	2019
Total Short-Term Employee Benefits	7,261,119	5,706,334

Total Post-Employment Benefits	424,300	414,044

Total Termination Benefits	2,443,409	1,191,085

Total Share-Based Payment	4,125,979	3,997,413

Total Compensation	14,254,807	11,308,876

Two Thousand Nineteen Long Term Incentive Program [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Development of Convertible Bond Plans for Group Employees
The table below shows the development of the performance shares under the MorphoSys US Inc. 2019 LTI Plan in the financial year 2020.

MorphoSys US Inc. – 2019 Long-Term Incentive Program
Outstanding on January 1, 2020	12,467
Granted	0
Exercised	0
Forfeited	(1,816)
Expired	0
Outstanding on December 31, 2020	10,651
Weighted-average Price (€)	n/a

Two thousand Twenty Performance share unit program [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Parameters of Share Based Compensation Program
The parameters and the fair value of each program are listed in the table below.

	April 2020 Performance Share Unit Program	June 2020 Performance Share Unit Program
Share Price in € on December 31, 2020	93.82	93.82
Exercise Price in €	n/a	n/a
Expected Volatility of the MorphoSys share in %	40.24	39.83
Expected Volatility of the Nasdaq Biotech Index in %	25.73	25.52
Expected Volatility of the TecDAX Index in %	23.32	22.88
Remaining Performance Term of Program in Years	3.25	3.42
Dividend Yield in %	n/a	n/a
Risk-free Interest Rate in %	between -0.68 and -0.91	between -0.71 and -0.84
Fair Value on December 31, 2020, in €	68.46	68.23

2020 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Parameters of Share Based Compensation Program
The table below shows the development of the stock options plans in the financial year 2020.

	April 2017 Stock Option Plan	April 2018 Stock Option Plan	April 2019 Stock Option Plan	October 2019 Stock Option Plan	April 2020 Stock Option Plan
Outstanding on January 1, 2020	72,759	65,335	76,021	57,078	0
Granted	0	0	0	0	108,215
Exercised	0	0	0	0	0
Forfeited	(109)	(1,080)	(2,838)	0	(1,173)
Expired	0	0	0	0	0
Outstanding on December 31, 2020	72,650	64,255	73,183	57,078	107,042
Weighted-average Price (€)	55.52	81.04	87.86	106.16	93.66

Development Of LTI Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Development of Convertible Bond Plans for Group Employees
The table below shows the development of the performance share unit programs in the financial year 2020.

	April 2020 Performance Share Unit Program	June 2020 Performance Share Unit Program
Outstanding on January 1, 2020	0	0
Granted	27,795	8,361
Exercised	0	0
Forfeited	(301)	0
Expired	0	0
Outstanding on December 31, 2020	27,494	8,361
Weighted-average Price (€)	n/a	n/a